Note 4 - Other receivables and other current assets, net: Movements Of Allowance For Credit Losses (Details) - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 278,776	$ 252,947	$ 239,594	$ 278,776	$ 252,947	$ 239,594	$ 264,880
Other Receivable And Other Current Assets Credit Loss Expense Reversal	38,690	20,247	(5,268)	38,690	20,247	(5,268)
OtherReceivableAndOtherCurrentAssetsAllowanceForCreditLossForeignCurrencyTranslation	$ (12,861)	$ (6,894)	$ (20,018)	$ (12,861)	$ (6,894)	$ (20,018)